Information by segments (Tables)	12 Months Ended
Dec. 31, 2021
Information by segments
Schedule of operating segments

Below are the consolidated statements of profit or loss by segment for the years ended December 31, 2021, 2020 and 2019:

	For the year ended on December 31, 2021
				Electric
				Power
				transmission
	Exploration		Transport	and toll
	and	Refining and	and	roads
	Production	Petrochemicals	Logistics	concessions	Eliminations	Total
Third–party sales	38,552,572	46,658,196	2,557,238	4,113,198	—	91,881,204
Inter–segment sales	24,696,380	4,318,189	9,601,228	—	(38,615,797)	—
Total sales revenue	63,248,952	50,976,385	12,158,466	4,113,198	(38,615,797)	91,881,204
Variable cost	(30,473,145)	(44,860,928)	(531,361)	—	34,859,524	(41,005,910)
Fixed cost	(9,861,987)	(3,674,460)	(2,728,948)	(1,817,491)	3,507,020	(14,575,866)
Cost of sales	(40,335,132)	(48,535,388)	(3,260,309)	(1,817,491)	38,366,544	(55,581,776)
Gross profit	22,913,820	2,440,997	8,898,157	2,295,707	(249,253)	36,299,428
Administrative expenses	(1,987,817)	(784,214)	(457,217)	(322,939)	210,118	(3,342,069)
Operation and project expenses	(1,882,686)	(944,616)	(404,264)	(460)	78,469	(3,153,557)
Impairment of non–current assets	438,020	(305,466)	(165,901)	(4)	—	(33,351)
Other operating income and expenses net	(617,893)	10,749	591,829	(51,267)	(6,162)	(72,744)
Operating income (expenses)	18,863,444	417,450	8,462,604	1,921,037	33,172	29,697,707
Financial result net
Financial income	517,629	24,313	76,453	89,267	(304,070)	403,592
Financial expenses	(2,410,906)	(1,151,255)	(250,816)	(886,420)	267,749	(4,431,648)
Foreign exchange gain (loss) net	(219,747)	(132,734)	381,964	300,519	—	330,002
	(2,113,024)	(1,259,676)	207,601	(496,634)	(36,321)	(3,698,054)
Share of profits of associates and joint ventures	9,610	200,998	858	214,698	—	426,164
Income before tax	16,760,030	(641,228)	8,671,063	1,639,101	(3,149)	26,425,817
Income tax	(5,019,540)	(383,562)	(2,925,390)	(466,771)	—	(8,795,263)
Net profit (loss) for the period	11,740,490	(1,024,790)	5,745,673	1,172,330	(3,149)	17,630,554
Profit (loss) attributable to:
Group owners of parent	11,829,119	(1,198,619)	4,635,354	386,438	(3,149)	15,649,143
Non–controlling interest	(88,629)	173,829	1,110,319	785,892	—	1,981,411
	11,740,490	(1,024,790)	5,745,673	1,172,330	(3,149)	17,630,554
Supplementary information
Depreciation depletion and amortization	6,844,910	1,640,940	1,211,642	462,430	—	10,159,922

	For the year ended on December 31, 2020
	Exploration	Refining and	Transport and
	and Production	Petrochemicals	Logistics	Eliminations	Total
Third–party sales	22,854,925	24,804,887	2,563,581	—	50,223,393
Inter–segment sales	13,985,072	1,299,464	9,630,859	(24,915,395)	—
Total sales revenue	36,839,997	26,104,351	12,194,440	(24,915,395)	50,223,393
Fixed costs	(9,479,317)	(3,427,211)	(2,813,856)	4,062,843	(11,657,541)
Variable costs	(23,429,102)	(22,398,344)	(567,501)	20,485,016	(25,909,931)
Cost of sales	(32,908,419)	(25,825,555)	(3,381,357)	24,547,859	(37,567,472)
Gross profit	3,931,578	278,796	8,813,083	(367,536)	12,655,921
Administrative expenses	(2,163,198)	(936,175)	(533,594)	259,817	(3,373,150)
Operation and project expenses	(1,511,510)	(781,309)	(403,657)	110,460	(2,586,016)
Impairment of non–current assets	(192,693)	(781,528)	341,065	—	(633,156)
Other operating income and expenses net	1,085,114	34,705	1,827	(3,480)	1,118,166
Operating income (expenses)	1,149,291	(2,185,511)	8,218,724	(739)	7,181,765
Financial result net
Financial income	1,177,712	67,832	125,677	(269,791)	1,101,430
Financial expenses	(2,896,060)	(914,534)	(389,394)	270,197	(3,929,791)
Foreign exchange gain (loss) net	360,409	(447,880)	434,245	—	346,774
	(1,357,939)	(1,294,582)	170,528	406	(2,481,587)
Share of profits of associates and joint ventures	(53,037)	131,462	(2,089)	—	76,336
Income before tax	(261,685)	(3,348,631)	8,387,163	(333)	4,776,514
Income tax	43,569	614,269	(2,696,499)	—	(2,038,661)
Net profit (loss) for the period	(218,116)	(2,734,362)	5,690,664	(333)	2,737,853
Profit (loss) attributable to:
Group owners of parent	(139,279)	(2,848,511)	4,574,800	(333)	1,586,677
Non–controlling interest	(78,837)	114,149	1,115,864	—	1,151,176
	(218,116)	(2,734,362)	5,690,664	(333)	2,737,853
Supplementary information
Depreciation depletion and amortization	6,445,812	1,599,780	1,278,946	—	9,324,538

	For the year ended on December 31, 2019
	Exploration and	Refining and	Transport
	Production	Petrochemicals	and Logistics	Eliminations	Total
Third–party sales	31,295,118	36,393,470	3,799,924	—	71,488,512
Inter–segment sales	21,372,872	2,377,336	9,270,812	(33,021,020)	—
Total sales revenue	52,667,990	38,770,806	13,070,736	(33,021,020)	71,488,512
Fixed costs	(9,587,961)	(3,523,948)	(3,039,452)	3,878,444	(12,272,917)
Variable costs	(26,785,904)	(34,332,271)	(698,742)	29,117,474	(32,699,443)
Cost of sales	(36,373,865)	(37,856,219)	(3,738,194)	32,995,918	(44,972,360)
Gross profit	16,294,125	914,587	9,332,542	(25,102)	26,516,152
Administrative expenses	(1,284,560)	(496,155)	(372,942)	2,058	(2,151,599)
Operation and project expenses	(1,475,710)	(743,378)	(434,904)	22,238	(2,631,754)
Impairment of non–current assets	(1,982,044)	452,163	(232,556)	—	(1,762,437)
Other operating income and expenses net	49,673	1,014,988	74,607	(82,472)	1,056,796
Operating income (expenses)	11,601,484	1,142,205	8,366,747	(83,278)	21,027,158
Financial result net
Financial income	1,440,440	229,297	273,613	(320,014)	1,623,336
Financial expenses	(2,311,133)	(996,790)	(306,878)	280,332	(3,334,469)
Foreign exchange gain (loss) net	287,286	(179,936)	(66,711)	—	40,639
	(583,407)	(947,429)	(99,976)	(39,682)	(1,670,494)
Share of profits of associates and joint ventures	227,401	17,091	138	122,274	366,904
Income before tax	11,245,478	211,867	8,266,909	(686)	19,723,568
Income tax	(1,925,798)	(83,504)	(2,709,111)	—	(4,718,413)
Net profit (loss) for the period	9,319,680	128,363	5,557,798	(686)	15,005,155
Profit (loss) attributable to:
Group owners of parent	9,382,129	117,708	4,244,860	(686)	13,744,011
Non–controlling interest	(62,449)	10,655	1,312,938	—	1,261,144
	9,319,680	128,363	5,557,798	(686)	15,005,155
Supplementary information
Depreciation depletion and amortization	5,892,822	1,398,948	1,291,013	—	8,582,783

Schedule of products and services

The sales by product for each segment are detailed below for the years ended December 31, 2021, 2020 and 2019:

	For the year ended on December 31, 2021
				Electric power
				transmission
				and toll
	Exploration and	Refining and	Transport and	roads
	Production	Petrochemicals	Logistics	concessions	Eliminations	Total
Local sales
Mid–distillates	—	17,166,812	—	—	(26,485)	17,140,327
Gasolines	—	17,931,469	—	—	(2,456,099)	15,475,370
Natural gas	4,077,691	—	—	—	(877,622)	3,200,069
Services	132,060	659,088	12,158,466	120,795	(10,004,421)	3,065,988
Plastic and rubber	—	1,642,035	—	—	—	1,642,035
LPG and propane	618,218	332,542	—	—	(24,529)	926,231
Fuel gas service	—	742,212	—	—	(7,546)	734,666
Electric power transmission services	—	—	—	728,467	—	728,467
Asphalts	25,178	585,873	—	—	—	611,051
Polyethylene	—	320,466	—	—	—	320,466
Aromatics	—	247,387	—	—	—	247,387
Crude oil	23,619,491	—	—	—	(23,426,015)	193,476
Roads and Construction Services	—	—	—	107,179	—	107,179
Fuel oil	10,838	12,961	—	—	—	23,799
Other income gas contracts	2,879	—	—	—	—	2,879
Other products	35,213	2,160,653	—	—	(1,793,038)	402,828
Cash flow hedges	—	(8)	—	—	—	(8)
	28,521,568	41,801,490	12,158,466	956,441	(38,615,755)	44,822,210
Foreign sales
Crude oil	34,868,421	—	—	—	—	34,868,421
Diesel	—	3,867,937	—	—	—	3,867,937
Fuel oil	—	2,288,977	—	—	—	2,288,977
Plastic and rubber	—	2,092,379	—	—	—	2,092,379
Electric power transmission services	—	—	—	1,827,622	—	1,827,622
Roads and Construction Services	—	—	—	1,241,144	—	1,241,144
LPG and propane	116,960	—	—	—	—	116,960
Natural gas	71,529	—	—	—	—	71,529
Other products	20,365	925,595	—	87,991	(42)	1,033,909
Cash flow hedges	(349,891)	7	—	—	—	(349,884)
	34,727,384	9,174,895	—	3,156,757	(42)	47,058,994
	63,248,952	50,976,385	12,158,466	4,113,198	(38,615,797)	91,881,204

	For the year ended on December 31, 2020
	Exploration and	Refining and	Transport and
	Production	Petrochemicals	Logistics	Eliminations	Total
Local sales
Mid-distillates	—	8,871,938	—	(11,350)	8,860,588
Gasoline and turbo fuels	6,739	7,880,124	—	(1,118,817)	6,768,046
Services	116,485	268,081	12,194,384	(9,719,391)	2,859,559
Natural gas	3,683,018	—	—	(837,863)	2,845,155
Plastic and rubber	—	865,204	—	—	865,204
Fuel gas service	—	678,396	—	(6,826)	671,570
Asphalts	27,043	499,057	—	—	526,100
LPG and propane	249,533	133,525	—	(7,283)	375,775
Crude oil	13,250,275	—	—	(13,019,755)	230,520
Aromatics	—	155,740	—	—	155,740
Polyethylene	—	138,035	—	—	138,035
Fuel oil	7,758	29,243	—	—	37,001
Other income gas contracts	32,190	—	—	—	32,190
Other products	19,556	417,889	—	(115,213)	322,232
	17,392,597	19,937,232	12,194,384	(24,836,498)	24,687,715
Foreign sales
Crude oil	20,165,489	29	—	(79,345)	20,086,173
Diesel	—	3,164,068	—	—	3,164,068
Fuel oil	—	1,044,811	—	—	1,044,811
Plastic and rubber	—	1,302,131	—	—	1,302,131
LPG and propane	18,943	—	—	—	18,943
Natural gas	17,231	—	—	—	17,231
Gasolines and turbo fuels	—	179,257	—	—	179,257
Other products	26,702	553,206	56	447	580,411
Cash flow hedges	(780,965)	(76,382)	—	—	(857,347)
	19,447,400	6,167,120	56	(78,898)	25,535,678
	36,839,997	26,104,352	12,194,440	(24,915,396)	50,223,393

	For the year ended on December 31 2019
	Exploration and	Refining and	Transport
	Production	Petrochemicals	and Logistics	Eliminations	Total
Local sales
Mid–distillates	—	15,073,134	—	(31,251)	15,041,883
Gasoline and turbo fuel	—	11,554,947	—	(1,896,767)	9,658,180
Services	196,527	261,390	13,070,676	(9,412,967)	4,115,626
Natural gas	2,909,770	—	—	(653,647)	2,256,123
Plastic and rubber	—	834,133	—	—	834,133
Asphalts	24,690	519,510	—	—	544,200
LPG and propane	179,541	193,375	—	—	372,916
Crude oil	21,085,955	—	—	(20,729,098)	356,857
Fuel gas service	—	72,249	—	—	72,249
Aromatics	—	228,552	—	—	228,552
Polyethylene	—	192,436	—	—	192,436
Other income gas contracts	102,845	—	—	—	102,845
Fuel oil	1,464	96,443	—	—	97,907
Other products	25,215	703,270	—	(297,284)	431,201
	24,526,007	29,729,439	13,070,676	(33,021,014)	34,305,108
Foreign sales
Crude oil	28,459,998	61,995	—	—	28,521,993
Diesel	—	4,391,798	—	—	4,391,798
Fuel oil	—	1,870,929	—	—	1,870,929
Plastic and rubber	—	1,249,189	—	—	1,249,189
LPG and propane	13,591	—	—	—	13,591
Natural gas	27,255	—	—	—	27,255
Gasolines and turbo fuels	—	1,085,392	—	—	1,085,392
Other products	26,309	382,063	55	—	408,427
Cash flow hedges	(385,170)	—	—	—	(385,170)
	28,141,983	9,041,366	55	—	37,183,404
	52,667,990	38,770,805	13,070,731	(33,021,014)	71,488,512

Schedule of detailed information about investment property segment wise

The following are the investments amounts made by each segment for the years ended December 31, 2021, 2020 and 2019:

				Electric
				power
				transmission
	Exploration	Refining and	Transport and	and toll roads
2021	and Production	Petrochemicals	Logistics	concessions	Total
Property, plant, and equipment (Note 14)	2,633,119	1,845,618	1,344,654	294,197	6,117,588
Natural and environmental resources (Note 15)	6,733,028	—	—	—	6,733,028
Intangibles (Note 17)	106,490	22,685	47,236	267,935	444,346
	9,472,637	1,868,303	1,391,890	562,132	13,294,962

	Exploration	Refining and	Transport and
2020	and Production	Petrochemicals	Logistics	Total
Property, plant, and equipment (Note 14)	2,866,600	1,329,181	836,536	5,032,317
Natural and environmental resources (Note 15)	5,994,462	—	—	5,994,462
Intangibles (Note 17)	41,002	8,771	40,309	90,082
	8,902,064	1,337,952	876,845	11,116,861

	Exploration	Refining and	Transport and
2019	and Production	Petrochemicals	Logistics	Total
Property, plant, and equipment	2,151,194	497,512	1,363,953	4,012,659
Natural and environmental resources	9,798,193	—	—	9,798,193
Intangibles	25,775	20,569	121,945	168,289
	11,975,162	518,081	1,485,898	13,979,141